Equity - Dividends from Retained Earnings (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	May 11, 2023	Nov. 09, 2022	May 13, 2022	Nov. 05, 2021	May 14, 2021	Feb. 09, 2021	Nov. 06, 2020	Aug. 05, 2020	May 12, 2020
Dividends 1 [abstract]
Dividend payout, Total amount of dividends (millions of yen)		¥ 102,219	¥ 111,256	¥ 95,130	¥ 93,272	¥ 44,909	¥ 32,818	¥ 18,999	¥ 48,363
Dividend payout, Dividend per share (yen)		¥ 60	¥ 65	¥ 55	¥ 54	¥ 26	¥ 19	¥ 11	¥ 28
Dividend payout, Record date		Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Dividend payout, Effective date		Dec. 05, 2022	Jun. 06, 2022	Dec. 01, 2021	Jun. 07, 2021	Mar. 08, 2021	Dec. 02, 2020	Sep. 04, 2020	Jun. 03, 2020
Dividends payable, Total amount of dividends (millions of yen)	¥ 99,915
Dividends payable, Dividend per share (yen)	¥ 60
Dividends payable, Record date	Mar. 31, 2023
Dividends payable, Effective date	Jun. 06, 2023